Income Per Share - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
Income Per Share
Ordinary shares excluded from the computation of diluted net loss per ordinary share	7,500	15,000	22,500